Equity-accounted investees - Narrative (Details) - USD ($)	Jun. 27, 2019	Mar. 31, 2019	Mar. 29, 2018
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional amount	$ 100,000,000	$ 220,000,000.0	$ 220,000,000.0